Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 2,301,221	$ 2,312,666
Accumulated depreciation	(1,514,249)	(1,546,134)
Depreciated cost	786,972	766,532
Land, Buildings And Leasehold Improvements
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	789,111	796,676
Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	1,356,607	1,362,488
Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	102,176	101,612
Motor Vehicles And Airplanes
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 53,327	$ 51,890
Israel
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²	2,770,000
Real estate leased, square feet | ft²	6,561,000
U.S.
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²	581,000
Real estate leased, square feet | ft²	1,145,000
Other Countries
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²	1,093,000
Real estate leased, square feet | ft²	591,000